Warrants	12 Months Ended
Oct. 31, 2025
Warrants [Abstract]
Warrants [Text Block]

14. Warrants

The following summarizes the broker warrants activity for the year ended October 31, 2025:

	Number of	Grant date Fair	Weighted average
	warrants	value	exercise price
Outstanding at October 31, 2023	-	$-	$-
Granted	247,000	3,909	0.04
Outstanding at October 31, 2024	247,000	3,909	$0.04
Exercised	(184,000)	(700)	(0.04)
Outstanding at October 31, 2025	63,000	$3,209	$0.07

The following table summarizes the warrants outstanding and exercisable as at October 31, 2025:

Expiry	Number of	Exercise	Remaining
date	warrants	price	contractual life
December 22, 2025	63,000	$0.07 ($0.095 CAD)	0.14
	63,000	$0.07 ($0.095 CAD)	0.14